Secured or Guaranteed Bank Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	$ 7,685	¥ 50,000	¥ 1,683,676
Long-term bank and other borrowings (including current portion)		257,927	307,524
Unsecured Borrowing
Debt Instrument [Line Items]
Short-term borrowings			143,676
Long-term bank and other borrowings (including current portion)		99,927	128,107
Secured by a Subsidiary's Construction-in-Progress | Long-term bank and other borrowings, (including current portion) 1
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)		158,000
Secured by a Subsidiary's Construction-in-Progress | Long-term Bank and Other Borrowings (Including Current Portion) 4
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)			164,000
Secured by restricted cash | Short-term bank borrowings 1
Debt Instrument [Line Items]
Short-term borrowings		¥ 50,000
Secured by a subsidiary building | Long-term bank and other borrowings, (including current portion) 2
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)			1,600
Secured by a subsidiary's computer and network equipment | Long-term bank and other borrowings, (including current portion) 3
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)			13,817
Guaranteed by restricted cash | Short-term bank borrowings 1
Debt Instrument [Line Items]
Short-term borrowings			1,520,000
Guaranteed by noncontrolling shareholder of Aipu Group | Short-term bank borrowings 2
Debt Instrument [Line Items]
Short-term borrowings			¥ 20,000